Value Fund
Value Fund Fund Summaries | Inception: November 19, 1990
Investment Objective
The Fund is a stock fund that seeks capital growth over the long term and secondarily, income.
Fees and Expenses
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Value Fund Value Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Value Fund Value Fund
Management Fees	0.48%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.62%	[1]
[1]	Total Annual Fund Operating Expenses shown here differ from the expense ratios shown in the Financial Highlights on page 46 because the expenses shown on this page include Acquired Fund Fees and Expenses and amounts shown in the Financial Highlights do not include Acquired Fund Fees and Expenses.

Expense Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 YR	3 YR	5 YR	10 YR
Value Fund | Value Fund | USD ($)	63	199	346	774

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in stocks of established companies selling below what RE Advisers believes to be fundamental value. These are typically sizable businesses with market capitalizations of $2 billion or greater. Under ordinary conditions, the Fund will invest at least 80% of its net assets in common stocks of these companies.

To determine whether a stock is undervalued, RE Advisers considers, among other factors, earnings valuations, debt ratios and any competitive advantages a company may have. Stock selection is made with the belief that businesses have an underlying value that is not always reflected by share price, especially over the short term. RE Advisers selects stocks that may benefit over time from a more reasonable market assessment of fundamental value.
Principal Risks
As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund are:

Equity Securities Risk    Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets.

Issuer Risk    The chance that the value of a security may decline because of adverse events or circumstances that directly relate to the issuer.

Manager Risk    The chance the manager’s decisions, particularly security selection, will cause the Fund to underperform other similar investments.

Style Risk    The chance that returns on stocks within the value style in which the Fund invests will trail returns of stocks representing other styles or the market overall. Periods of relative over- or underperformance tend to be cyclical and may last for several years. Investments in value securities may be subject to risks that (1) the issuer’s potential business prospects will not be realized; (2) their potential values will never be recognized by the market; and (3) their value was appropriately priced when acquired and they do not perform as anticipated.

Health Care Sector Risk The chance that because companies in the health care sector are subject to extensive government regulation their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of health care through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 800.258.3030.
Calendar Year Total Returns Total Returns (%)

Average Annual Total Returns periods ended 12/31/14
Average Annual Total Returns - Value Fund	1 YR	5 YR	10 YR
Value Fund	13.66%	14.98%	8.15%
Value Fund | Returns after taxes on distributions	12.85%	14.24%	7.31%
Value Fund | Returns after taxes on distributions and sale of fund shares	7.76%	11.69%	6.28%
Standard & Poor's 500 Stock Index	13.69%	15.45%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
During the periods shown in the chart, the Fund’s best and worst quarters were as follows: Best Quarter: Q3 of 2009 | 17.96% Worst Quarter: Q4 of 2008 | -23.27%